CONDENSED PARENT-COMPANY-ONLY FINANCIAL STATEMENTS. (Details 2) - USD ($)	3 Months Ended								12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Condensed Statements of Income
Interest income	$ 12,932,830	$ 12,837,155	$ 12,037,268	$ 12,223,549	$ 12,397,370	$ 12,157,202	$ 11,374,645	$ 11,498,081
Interest expense	1,475,867	1,428,433	1,375,402	1,373,313	1,314,003	1,280,061	1,313,168	1,322,825	$ 5,653,015	$ 5,230,057	$ 6,444,804
Net interest income	11,456,963	11,408,722	10,661,866	10,850,236	11,083,367	10,877,141	10,061,477	10,175,256	44,377,787	42,197,241	45,168,818
Non-interest income	4,515,896	6,050,353	3,660,877	3,715,934	2,620,296	2,595,603	1,853,750	2,472,162	17,943,060	9,541,811	18,770,083
Non-interest expense	10,339,289	9,851,656	9,728,556	9,326,275	8,438,941	8,886,142	8,237,632	8,700,392	39,245,776	34,263,107	37,243,246
Income before income taxes	5,133,570	6,607,419	4,594,187	4,739,895	4,954,722	4,386,602	3,177,595	3,747,026	21,075,071	16,265,945	14,605,655
Income tax benefit	1,581,931	2,254,560	1,506,561	1,604,572	1,531,979	1,381,966	1,074,428	1,244,210	6,947,624	5,232,583	4,796,596
Net income	3,551,639	4,352,859	3,087,626	3,135,323	3,422,743	3,004,636	2,103,167	2,502,816	14,127,447	11,033,362	9,809,059
Income available to common shares	$ 3,551,639	$ 4,352,859	$ 3,087,626	$ 3,135,323	$ 3,296,336	$ 2,804,241	$ 1,914,984	$ 2,207,549	14,127,447	10,223,110	8,289,487
Parent Company
Condensed Statements of Income
Interest income									130,827	122,237	126,633
Interest expense									744,407	677,189	509,437
Net interest income									(613,580)	(554,952)	(382,804)
Non-interest income									532,098	210,283	169,122
Non-interest expense									862,253	771,664	829,460
Income before income taxes									(943,735)	(1,116,333)	(1,043,142)
Income tax benefit									(320,132)	(373,518)	(337,717)
Net loss before equity in earnings of Bank									(623,603)	(742,815)	(705,425)
Equity in earnings of Bank									14,751,050	11,776,177	10,514,484
Net income									14,127,447	11,033,362	9,809,059
Income available to common shares									$ 14,751,050	$ 10,223,110	$ 8,289,487